FINANCIAL INSTRUMENTS - Foreign Currency Risk (Details) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 British pounds swap, maturing 2032 USD ($)	Dec. 31, 2011 British pounds swap, maturing 2032 GBP (£)	Dec. 31, 2011 Norwegian kroner swap, maturing 2012 USD ($)	Dec. 31, 2011 Norwegian kroner swap, maturing 2012 NOK	Dec. 31, 2011 Singapore dollar swap, maturing 2012 USD ($)	Dec. 31, 2011 Singapore dollar swap, maturing 2012 SGD	Dec. 31, 2011 Currency swap Cash flow hedging Golar Winter Lease USD ($)	Dec. 31, 2010 Currency swap Cash flow hedging Golar Winter Lease USD ($)
Mark-to-market swaps valuation:
Unrealized foreign exchange losses (gains)	$ 1,669	$ (5,180)	$ 12,955							$ 800	$ 3,000
Notional value				$ 111,128	£ 60,462	$ 4,211	26,000	$ 12,134	15,800
Average forward rate USD foreign currency				1.5803	1.5803	0.1619	0.1619	0.7674	0.7674